Prepaid expenses and other assets:	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other assets:
Prepaid expenses and other assets:

5.     Prepaid expenses and other assets:

As at December 31, 2022, $13,998 of prepaid expenses relate to contracts with service providers for research and development activities and are presented in Prepaid expenses and other assets in the consolidated statement of financial position (2021 - $5,487).